Convertible Notes Payable (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Convertible Notes Payable [Line Items]
Bears interest rate	10.00%
Percentage of interest rate	0.00%	0.00%
Convertible notes payable outstanding	$ 27,148,962	¥ 184,908,865	¥ 184,735,532
Note term	360 years